INVENTORIES (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011
Inventories [Abstract]
Raw and packaging materials	$ 1,666	$ 1,589
Products in process	823	781
Finished products	2,690	2,502
Materials in transit and payments on account	153	140
Inventories	$ 5,332	$ 5,012